Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets other than goodwill at beginning of period	$ 167,344	$ 45,117
Intangible assets other than goodwill at end of period	171,684	167,344	$ 45,117
Commitments to acquire additional intangible assets	0
Intangible assets are pledged as security	0
Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period	65,180	44,802
Intangible assets other than goodwill at end of period	70,180	65,180	44,802
Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	3,106	315
Intangible assets other than goodwill at end of period	2,446	3,106	315
Other Intangibles
Intangible assets
Intangible assets other than goodwill at beginning of period	99,058
Intangible assets other than goodwill at end of period	99,058	99,058
Cost
Intangible assets
Intangible assets other than goodwill at beginning of period	167,781	45,275	182
Additions	5,000	116,996	45,293
Disposals	(190)		(200)
Translation differences		5,510
Intangible assets other than goodwill at end of period	172,591	167,781	45,275
Cost | Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period	65,180	44,802
Additions	5,000	16,182	45,000
Disposals			(198)
Translation differences		4,196
Intangible assets other than goodwill at end of period	70,180	65,180	44,802
Cost | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	3,543	473	182
Additions		2,814	293
Disposals	(190)		(2)
Translation differences		256
Intangible assets other than goodwill at end of period	3,353	3,543	473
Cost | Other Intangibles
Intangible assets
Intangible assets other than goodwill at beginning of period	99,058
Additions		98,000
Translation differences		1,058
Intangible assets other than goodwill at end of period	99,058	99,058
Amortization, Depreciation and impairment
Intangible assets
Intangible assets other than goodwill at beginning of period	(437)	(158)	(118)
Amortization	(470)	(246)	(43)
Disposals			4
Translation differences		(33)
Intangible assets other than goodwill at end of period	(907)	(437)	(158)
Amortization, Depreciation and impairment | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	(437)	(158)	(118)
Amortization	(470)	(246)	(43)
Disposals			4
Translation differences		(33)
Intangible assets other than goodwill at end of period	$ (907)	$ (437)	$ (158)